1236784

FORM D

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC MAIL PROCESSING SECTION RECEIVED MAY 28 2003 WASH, D.C. 155

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial

Name of Offering (☐check if this is an amendment and name has changed, and indicate change.)
I-Preferred Term Securities II, Inc.

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☑ New Filing ☐ Amendment

[redacted]

A. BASIC IDENTIFICATION DATA

1. Enter the information requested under the issuer

03020642

Name of Issuer (: check if this is an amendment and name has changed, and indicate change.)

I-Preferred Term Securities II, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)
c/o RL & F Service Corp., One Rodney Square, 10th Floor, Tenth and King Streets, Wilmington, Delaware 19801

Address of Principal Business Operations (Number and Street, City, State, Zip Code)
c/o RL & F Service Corp., One Rodney Square, 10th Floor, Tenth and King Streets, Wilmington, Delaware 19801

Telephone Number (Including Area Code)
(302) 738 – 6680

Brief Description of Business
I-Preferred Term Securities II, Ltd., an exempted company incorporated with limited liability under the laws of the Cayman Islands (the "Issuer"), and I-Preferred Term Securities II, Inc., a Delaware corporation (the "Co-Issuer" and, together with the Issuer, the "Co-Issuers"), have sold and propose to offer for sale up to U.S. $76,800,000 aggregate principal amount of Floating Rate Class A-1 Senior Notes Due May 22, 2033, U.S. $151,800,000 aggregate principal amount of Floating Rate Class A-1-A Senior Notes Due May 22, 2033, U.S. $68,000,000 aggregate principal amount of Floating Rate Class A-2 Senior Notes Due May 22, 2033, U.S. $7,000,000 aggregate principal amount of Fixed/Floating Rate Class A-3 Senior Notes Due May 22, 2033 (collectively, the "Senior Notes"), U.S. $86,500,000 aggregate principal amount of Floating Rate Class B-1 Mezzanine Notes Due May 22, 2033, U.S. $9,500,000 aggregate principal amount of Fixed/Floating Rate Class B-2 Mezzanine Notes Due May 22, 2033, U.S. $52,250,000 aggregate principal amount of Fixed/Floating Rate Class B-3 Mezzanine Notes Due May 22, 2033, U.S. $26,200,000 aggregate principal amount of Floating Rate Class C Mezzanine Notes Due May 22, 2033 (collectively, the "Mezzanine Notes") and the Issuer alone has sold and proposes to offer for sale up to U.S. $45,000,000 aggregate principal amount of Subordinate Income Notes Due May 22, 2033 (the "Income Notes" and, together with the Senior Notes and the Mezzanine Notes, the "Notes"). The Issuer owns various trust preferred securities, surplus notes and other securities.

Telephone Number (Including Area Code)
(302) 738 – 6680

PROCESSED
MAY 30 2003
THOMSON FINANCIAL

Type of Business Organization

☑ corporation ☐ limited partnership, already formed

☐ business trust ☐ limited partnership, to be formed

	Month		Year	
Actual or Estimated Date of Incorporation or Organization:	0	4	20	03

☑ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (enter two-letter U.S. Postal Service abbreviation for State:
CN for Canada; FN for other foreign jurisdiction) DE

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77(d)(6).

Where to File: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.
Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.
Filing Fee: There is no federal filing fee.
State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales and securities in those states that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2.Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐Director ☐ General Partner and/or Managing Partner

Full Name (Last name first, if individual) **See Attached Schedule A**

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐General Partner and/or Managing Trustee

Full Name (Last name first, if individual) **See Attached Schedule A**

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: : Promoter : Beneficial Owner : Executive Officer : Director : General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: : Promoter : Beneficial Owner : Executive Officer : Director : General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: : Promoter : Beneficial Owner : Executive Officer : Director : General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: : Promoter : Beneficial Owner : Executive Officer : Director : General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.

I-Preferred Term Securities II, Inc.
Form D – Schedule A for Section A

DIRECTORS AND OFFICERS OF I-PREFERRED TERM SECURITIES II, INC.

Donald J. Puglisi
Director
RL & F Service Corp.,
One Rodney Square, 10th Floor,
Tenth and King Streets,
Wilmington, Delaware 19801

Donald J. Puglisi
President
RL & F Service Corp.,
One Rodney Square, 10th Floor,
Tenth and King Streets,
Wilmington, Delaware 19801

Donald J. Puglisi
Secretary
RL & F Service Corp.,
One Rodney Square, 10th Floor,
Tenth and King Streets,
Wilmington, Delaware 19801

Donald J. Puglisi
Treasurer
RL & F Service Corp.,
One Rodney Square, 10th Floor,
Tenth and King Streets,
Wilmington, Delaware 19801

PROMOTER

I-Preferred Term Securities II, Ltd.
Promoter
(owns the common stock of I-Preferred Term Securities II, Inc.)
c/o P.O. Box 1093 GT, Queensgate House,
South Church Street,
George Town, Grand Cayman,
Cayman Islands

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☑

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $100,000

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☑	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed in an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Keefe, Bruyette & Woods, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
787 Seventh Avenue, Fourth Floor, New York, New York 10019

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual states) .... ☑All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
FTN Financial Capital Markets, a division of First Tennessee Bank National Association

Business or Residence Address (Number and Street, City, State, Zip Code)
845 Crossover Lane, Suite 150, Memphis, Tennessee 38117

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual states) .... ☑ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Cochran, Caronia & Co.

Business or Residence Address (Number and Street, City, State, Zip Code)
One South Wacker Drive, Suite 2700, Chicago, Illinois 60606

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual states) .... ☑ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero". If the transaction is an exchange offering, check this box : and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 477,710,000	$ 477,710,000
Equity	$	$
: Common : Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interest	$	$
Other (specify)	$	$
Total	$ 477,710,000	$ 477,710,000

Answer also in Appendix, Column 3, if filing under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero".

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	7	$ 21,000,000
Non-accredited Investors		$
Total (for filings under Rule 504 only)		

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

* 4.a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate (see asterisk on next page).

Transfer Agent's Fees and Custody Fees	☐	$ 115,000
Printing and Engraving Costs	☐	$ 40,000
Legal Fees	☐	$ 1,512,500
Accounting Fees and Tax Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately).......(paid by the subscribers, not by the issuer)	☐	$ 11,881,500
Other Expenses (identify): marketing expenses (rating agencies = $1,190,000 and other = $ 250,000)	☐	$ 1,440,000
Total (paid by issuer)	☐	$ 14,989,000

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total Expenses furnished in response to Part C - Question 4.a. This difference is the adjusted gross proceeds to the issuer. .... $ 477,710,000

* 5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Questions 4.b above

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees ☐	$	☐$
Purchase of real estate ☐	$	☐$
Purchase, rental or leasing and installation of machinery and equipment ☐	$	☐$
Construction or leasing of plant buildings and facilities ☐	$	☐$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger) ☐	$	☐$
Repayment of indebtedness ☐	$	☐$
Working capital (cash reserves for future expenses) ☐	$	☐$
Other (specify): acquisition of capital securities.	$	☐$ 505,708,500
acquisition of interest rate cap	$	$ 2,012,500
Column Totals	$	☐$
Total Payments Listed (column totals added)	$	$ 507,721,000

* The Co-Issuers are issuing $478,050,000 of the Senior Notes and the Mezzanine Notes. The Issuer alone is issuing U.S.$45,000,000 aggregate principal amount of Subordinate Income Notes Due May 22, 2033 (the "Subordinate Income Notes"). The amounts shown in questions 4 and 5 relate to the proceeds from the Senior Notes, the Mezzanine Notes and the Subordinate Income Notes.

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
I-PREFERRED TERM SECURITIES II, INC.	Donald Puglisi	May 15, 2003
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
DONALD J. PUGLISI	DIRECTOR	

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☑

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
I-PREFERRED TERM SECURITIES II, INC.	Donald Puglisi	May 15, 2003
Name (Print or Type)	**Title (Print or Ty**	
DONALD J. PUGLISI	DIRECTOR	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.